BOND DEPOSITS	12 Months Ended
Dec. 31, 2024
BOND DEPOSITS
BOND DEPOSITS

NOTE 7 – BOND DEPOSITS

Bond deposits of $500,000 as a current asset represent deposits to Lexington National Insurance Company for an indemnity bond, and will be paid back to the company upon a condition Nymox anticipates being satisfied.